Share Capital (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 items $ / shares shares	Oct. 19, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares granted requiring Notification to Ministry of Communications	10.00%
Number of days for notification to Ministry of Communications	21 days
Dividends rate	50.00%
Authorized shares for issuance | shares	1,458,392
Cash dividend payable, per share | $ / shares	$ 0.07
Vesting period	4 years
Options, expiration term	7 years
Percent of options available to vest	50.00%
Number of vesting installments | items	8
Percent of options available to vest, per quarter after initial vest	6.25%
Treasury Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share repurchase program, authorized amount | $		$ 50,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares granted requiring Notification to Ministry of Communications	5.00%